Dodge & Cox Global Bond Fund
DODGE & COX GLOBAL BOND FUND
INVESTMENT OBJECTIVES
The Fund seeks a high rate of total return consistent with long-term preservation of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Dodge & Cox Global Bond Fund
Sales charge (load) imposed on purchases	none
Deferred sales charge (load)	none
Sales charge (load) imposed on reinvested distributions	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dodge & Cox Global Bond Fund
Management fees		0.50%
Distribution and/or service (12b-1) fees		none
Other expenses (transfer agent, custody, accounting, legal, etc.)	[1]	0.33%
Total Annual Fund Operating Expenses		0.83%
Expense Reimbursement	[2]	0.23%
Net Expenses		0.60%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	For the fiscal periods ending December 31, 2014 and 2015, Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain Total Annual Fund Operating expenses at 0.60%. The agreement is renewable annually thereafter and is subject to termination upon 30 days' written notice by either party.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
  You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;
  Your investment has a 5% return each year; and
  The Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Dodge & Cox Global Bond Fund	61	192	335	750

PORTFOLIO TURNOVER
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in bonds and other debt instruments of issuers from at least three different countries, including emerging market countries. The Fund is not required to allocate its investments in set percentages to particular countries and may invest in emerging markets without limit. Under normal circumstances, the Fund invests at least 40% of its total assets in securities of non-U.S. issuers and invests at least 80% of its total assets in debt instruments, which may, in each case, be represented by derivatives such as forwards, futures contracts, swap agreements, or options. Debt instruments in which the Fund may invest include, but are not limited to, government and government-related obligations, mortgage- and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations, repurchase agreements, and other debt securities, and may include fixed and floating rate instruments. The Fund invests in both U.S. dollar-denominated and non-U.S. currency denominated debt instruments. The Fund may also invest directly or indirectly in restricted securities of U.S. and non-U.S. companies, including securities issued through private offerings outside the United States.

The Fund invests primarily in investment-grade debt instruments (instruments rated Baa or higher by Moody’s Investors Service (Moody’s), BBB or higher by Standard & Poor’s Ratings Group (S&P) or Fitch Ratings (Fitch), or equivalently rated by any nationally recognized statistical rating organization (NRSRO), or, if unrated, are deemed to be of investment-grade quality by Dodge & Cox). Up to 20% of the Fund’s total assets may be invested in below investment-grade debt instruments, commonly referred to as high-yield or “junk” bonds. The Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case for a diversified fund.

The Fund may enter into various currency or interest rate-related transactions involving derivative instruments, including forwards, futures, swaps, and options. The Fund may use derivatives to seek to minimize the impact of losses to one or more of its investments (as a “hedging technique”) or to implement its investment strategy. For example, the Fund may invest in derivative instruments that provide exposure to a specific security or market sector as a substitute for a direct investment in the security or sector itself or to benefit from changes in the relative values of selected currencies. The Fund may use interest rate derivatives for a variety of purposes, including, but not limited to, managing the Fund’s duration or adjusting the Fund’s exposure to debt securities with different maturities. In addition, the Fund may invest in credit default swaps to increase or decrease credit exposure to a particular issuer or a group of issuers that comprise a particular segment of the debt market.

In selecting securities, Dodge & Cox considers many factors, including, without limitation, yield-to-maturity, covenants, credit quality, liquidity, call risk, and capital appreciation potential. For all securities that are denominated in a foreign currency, Dodge & Cox analyzes whether to accept or hedge the associated interest rate and currency risks. Dodge & Cox considers, among other things, a country’s economic outlook and political stability, the protections provided to foreign investors, relative interest rates, exchange rates, a country’s monetary and fiscal policies, its debt stock, as well as its ability to meet its funding needs.

The Fund may purchase or sell holdings for a variety of reasons such as to alter sector, geographic, or currency exposure or to shift the overall portfolio’s risk profile. The proportions of the Fund’s assets held in various debt instruments will be revised in light of Dodge & Cox’s appraisal of the global economy, the relative yields of securities in the various market sectors and countries, the potential for a currency’s appreciation, the investment prospects for issuers, the countries’ domestic and political conditions, and other factors.

The Fund normally invests in an array of securities with short, intermediate, and long maturities in varying proportions.
PRINCIPAL RISKS OF INVESTING
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:
  Issuer risk. Securities held by the Fund may decline in value because of changes in the financial condition of, or other events affecting, the issuers of these securities.
  Management risk. Dodge & Cox’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, Dodge & Cox may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, and the market may continue to undervalue the Fund’s securities.
  Interest rate risk. Debt security prices may decline due to rising interest rates. Furthermore, interest rate derivatives can be used to benefit from anticipated increases or decreases in interest rates, but may decrease in value if interest rates move in a manner different than that anticipated. Debt instruments with longer maturities are generally subject to potentially greater price volatility than investments with shorter maturities.
  Credit risk. A security’s price may decline due to deterioration in the issuer’s or a guarantor’s financial condition. The Fund could lose money if the issuer or guarantor of a debt security, or the counterparty to a derivative instrument or other transaction is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline.
  Below investment grade securities risk. Debt securities rated below investment grade, also known as “high-yield” or “junk” securities, have speculative characteristics. These securities may yield a higher level of current income than higher-rated securities, but generally have greater credit risk, more price volatility, and less liquidity.
  Call risk. During periods of falling interest rates, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds at lower interest rates.
  Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.
  Nondiversification risk. As a non-diversified fund, the Fund has the ability to invest a larger percentage of its assets in securities of a smaller number of issuers than a diversified fund. As a result, the performance of a single issuer could affect Fund performance more than if the Fund were invested in a larger number of issuers.
  Mortgage and asset-backed securities risk. Early repayment of principal (e.g., prepayment of principal due to sale of the underlying property, refinancing, or foreclosure) of mortgage-related or asset-backed securities (or other callable securities) exposes the Fund to a potential loss on any premium to face value paid and to a lower rate of return upon reinvestment of principal. During periods of rising interest rates, prepayment rates may decline below what was anticipated, delaying the return of principal to the Fund and affecting its ability to reinvest at higher yields. In addition, changes in the rate of prepayment also affect the price and price volatility of a mortgage-related or asset-backed security. Securities issued by certain U.S. government sponsored enterprises (GSEs) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks) are not issued or guaranteed by the U.S. Treasury. In the event that these GSEs cannot meet their obligations, there can be no assurance that the U.S. government will continue to provide support, and the Fund’s performance could be adversely impacted.
  Non-U.S. issuer risk. Securities may decline in value because of political, economic, or market instability; the absence of accurate information about the issuers; risks of internal and external conflicts; or unfavorable government actions, including expropriation and nationalization. These same factors may also cause a decline in the value of foreign currency, interest rate or credit derivative instruments. Non-U.S. securities are sometimes less liquid, more volatile, and harder to value than securities of U.S. issuers. Lack of uniform accounting, auditing, and financial reporting standards, with less governmental regulation and oversight than U.S. companies, may increase risk. Some countries also may have different legal systems that may make it difficult for the Fund to exercise creditor rights and pursue legal remedies with respect to investments. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations. Furthermore, the issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.
  Emerging market risk. Non-U.S. issuer risk may be particularly high to the extent the Fund invests in emerging market securities. Emerging market securities may present issuer, market, currency, liquidity, legal, political and other risks different from, and potentially greater than, the risks of investing in securities and instruments tied to developed non-U.S. issuers. Emerging market securities may also be more volatile, less liquid and more difficult to value than securities economically tied to developed non-U.S. issuers.
  Non-U.S. currency risk. Non-U.S. currencies may decline relative to the U.S. dollar and affect the Fund’s investments in non-U.S. currencies, in securities that trade or receive revenues in non-U.S. currencies, or in derivatives that provide exposure to non-U.S. currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure. The Fund also bears transaction charges for currency exchange.
  Derivatives risk. The Fund’s use of derivatives such as currency and interest rate derivatives and credit default swaps involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to potential changes in value in response to exchange rate changes, interest rate changes, or other market developments, or the risk that a derivative transaction may not have the effect Dodge & Cox anticipated. Credit default swaps are subject to credit risk relating to the issuer or issuers of the reference obligations. Derivatives also involve the risk of mispricing or improper valuation and poor correlation between changes in the value of a derivative and the underlying asset. Derivative transactions may be highly volatile, and can create investment leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. There is also the risk that the Fund may be unable to close out a derivative position at an advantageous time or price, or that a counterparty may be unable or unwilling to honor its contractual obligations, especially during times of financial market distress.
  Leveraging risk. Certain Fund transactions, such as derivatives, may give rise to a form of leverage and may expose the Fund to greater risk of loss. Leverage tends to magnify the effect of any decrease or increase in the value of the Fund’s portfolio securities, and therefore may cause the Fund’s performance to be more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad measure of market performance.

Dodge & Cox Global Bond Fund, L.L.C., a private fund managed and funded by Dodge & Cox (the “Private Fund”) was reorganized into the Fund and the Fund commenced operations on May 1, 2014. The Private Fund was organized as Delaware limited liability company and was treated as a disregarded entity under the Internal Revenue Code of 1986, as amended (the “Code”). The Private Fund commenced operations on December 5, 2012, and had an investment objective, policies, and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Private Fund was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and therefore was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected its performance. The Fund’s performance for periods prior to the commencement of operations on May 1, 2014, is that of the Private Fund. The performance of the Private Fund has not been restated because the net total operating expense ratio of the Private Fund and the Fund are the same. A copy of the 2012 and 2013 audited financial statements of the Private Fund is available on the SEC’s website at http://www/sec.gov.Archives/edgar/data/29440/ 000119312514133696/d647972dex99q.htm, or by calling the Fund at 800-621-3979.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at www.dodgeandcox.com or call 800-621-3979 for current performance figures.
DODGE & COX GLOBAL BOND FUND Annual total returns 2013 (%)

Highest/Lowest quarterly results during the time period were: Highest: 2.96% (quarter ended September 30, 2013) Lowest: –2.20% (quarter ended June 30, 2013)
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/2013
Average Annual Total Returns	1 Year	Since Inception	Inception Date
Dodge & Cox Global Bond Fund	2.59%	2.61%	Dec. 05, 2012
Dodge & Cox Global Bond Fund Return after taxes on distributions			Dec. 05, 2012
Dodge & Cox Global Bond Fund Return after taxes on distributions and sale of Fund shares	1.47%	2.13%	Dec. 05, 2012
Dodge & Cox Global Bond Fund Barclays Global Aggregate Bond Index (reflects no deduction for expenses or taxes)	(2.60%)	(3.09%)	Dec. 05, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account. After-tax returns on distributions are not shown because the Private Fund, unlike a regulated investment company, was not required to make annual distributions.